Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Creditable input VAT	¥ 72,350,068	¥ 69,665,847	¥ 50,212,274
Short-term deposits	5,051,553	3,468,215	4,161,725
Receivables from payment processors and aggregators	15,223,921	10,217,082	17,701,386
Prepaid rental expenses			15,272,677
Prepaid marketing expenses	4,917,340	11,582,119	14,666,752
Deferred offering costs			18,475,035
Others	17,976,419	13,341,468	22,348,446
Total	¥ 115,519,301	¥ 108,274,731	¥ 142,838,295